SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
Short-term Investments
Note 6 - SHORT-TERM INVESTMENTS

The Company’s short-term investments consist of term deposits maturing within one year, with an interest rate of 0.8%. All term deposits are redeemable at any time without penalty.

At December 31, 2017, the Company’s short-term investments totalled $1,000,000 (December 31, 2016 - $10,000,000, January 1, 2016 - $Nil).